Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information
Document Type	PRE 14A
Entity Registrant Name	ATLANTIC UNION BANKSHARES CORPORATION
Entity Central Index Key	0000883948
Amendment Flag	false